Disclosure of other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Derivative assets	$ 6,628	$ 2,841	$ 3,397
Current restricted cash	3,738	0	0
Other current financial assets	10,366	2,841	3,397
Investments at fair value through profit or loss	15,159	22,255	13,700
Restricted cash	0	206	17,148
Total other non-current financial assets	15,159	22,461	30,848
Total other financial assets	$ 25,525	$ 25,302	$ 34,245